ENTITY-WIDE DISCLOSURES - Analysis of Non-Current Assets other than Financial Instruments and Deferred Tax Assets by Geographic Location (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Entity Location [Line Items]
Property, plant and equipment	€ 1,226,630	€ 1,069,652	€ 850,550
Goodwill	785,182	785,182
Intangible assets	979,290	837,938	€ 645,797
Italy
Entity Location [Line Items]
Property, plant and equipment	1,199,325	1,043,821
Goodwill	785,182	785,182
Intangible assets	979,022	837,682
Rest of EMEA
Entity Location [Line Items]
Property, plant and equipment	5,809	6,309
Goodwill	0	0
Intangible assets	0	0
Americas
Entity Location [Line Items]
Property, plant and equipment	14,497	14,803
Goodwill	0	0
Intangible assets	0	0
China, Hong Kong and Taiwan (on a combined basis)
Entity Location [Line Items]
Property, plant and equipment	4,120	1,574
Goodwill	0	0
Intangible assets	0	0
Rest of APAC
Entity Location [Line Items]
Property, plant and equipment	2,879	3,145
Goodwill		0
Intangible assets	€ 268	€ 256